Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Intangible assets and goodwill
Intangible assets

		December 31, 2011
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,811	$(213)	$2,598
Intellectual property	11	1,794	(244)	1,550
Other	11	299	(97)	202
Total finite-lived intangible assets	13	4,904	(554)	4,350
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,922	$(554)	$4,368

		December 31, 2010
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	17	$630	$(108)	$522
Intellectual property	9	306	(166)	140
Other	13	197	(72)	125
Total finite-lived intangible assets	14	1,133	(346)	787
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$1,151	$(346)	$805

		December 31, 2009
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	18	$396	$(75)	$321
Intellectual property	10	211	(143)	68
Other	11	130	(54)	76
Total intangible assets	15	$737	$(272)	$465

Expected amortization expense related to intangible assets
    (Millions of dollars)
2012	2013	2014	2015	2016	Thereafter
$389	$382	$379	$373	$364	$2,481

Goodwill

(Millions of dollars)	Construction Industries	Resource Industries	Power Systems	Other[1]	Consolidated Total
Balance at January 1, 2009	$319	$66	$1,747	$129	$2,261
Impairments	—	(22)	—	—	(22)
Other adjustments[2]	23	3	4	—	30
Balance at December 31, 2009	342	47	1,751	129	2,269
Business combinations	5	3	326	—	334
Other adjustments[2]	10	1	—	—	11
Balance at December 31, 2010	357	51	2,077	129	2,614
Business combinations	—	4,616	410	—	5,026
Business divestitures[3]	—	(101)	—	(12)	(113)
Held for sale[3]	—	(296)	—	—	(296)
Other adjustments[2]	21	(171)	(1)	—	(151)
Balance at December 31, 2011	$378	$4,099	$2,486	$117	$7,080

[1]      Includes all other operating segments (See Note 22).

[2]      Other adjustments are comprised primarily of foreign currency translation.

[3]      See Note 25 for additional information.